Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 40,249,813
Participant	159,459,017
Total contributions	199,708,830
Investment income:
Interest and dividends	63,687,374
Net change in fair value of investments	525,598,139
Total investment income	589,285,513
Interest income on notes receivable from participants	4,477,149
Deductions:
Distributions to participants	(485,150,762)
Administrative expenses	(3,580,122)
Total deductions	(488,730,884)
Increase in net assets available for benefits	304,740,608
Net assets available for benefits, beginning of year	3,918,764,813
Net assets available for benefits, end of year	$ 4,223,505,421